Income tax credit	12 Months Ended
Dec. 31, 2024
Income taxes paid (refund) [abstract]
Income tax credit	Income tax credit

	2024	2023	2022
Continuing operations
Current tax - Hong Kong Profits Tax
Overprovisions related to prior years	$(7,321)	$(23)	$—
Current tax - Overseas
Current year	(87)	70	35
Deferred tax
Origination and reversal of temporary differences	(466)	(316)	(280)
Tax credit	$(7,874)	$(269)	$(245)
The provision for Hong Kong Profits Tax is calculated by applying the estimated annual effective tax rate of 16.5% for years ended December 31, 2024 and 2023, except for one subsidiary of the Group which is a qualifying corporation under the two-tiered Profits Tax rate regime. No provision has been made for Hong Kong Profits Tax for the year ended December 31, 2022 as the subsidiary in Hong Kong had unutilized tax loss to set-off against taxable income.
Taiwan Income Tax is calculated at 20% of the estimated assessable profit when such amount is above New Taiwan dollar 120,000 for the years ended December 31, 2024, 2023 and 2022.
The U.S. federal tax rate is 21% for the year ended December 31, 2024.
Taxation for other overseas subsidiaries and branch is charged at the appropriate current rates of taxation ruling in the relevant countries.
The credit for the year can be reconciled to the loss before taxation as follows:

	2024	2023	2022
Continuing operations
Loss before taxation	$(57,702)	$(56,669)	$(225,821)
Tax at average income tax rate (Note)	$(5,540)	$(8,936)	$(24,307)
Tax effect of non-deductible expenses	2,136	3,918	24,387
Tax effect of non-taxable income	(1,256)	(1,137)	(164)
Tax effect on utilization of previously unrecognized tax losses	—	(71)	—
Over provision in respect of prior years	(7,321)	—	—
Tax effect of tax losses not recognized	4,678	6,186	102
Tax effect of deductible temporary differences not recognized	5	—	—
Tax effect of previously unrecognized temporary differences recognized in current year	(576)	(273)	(263)
Others	—	44	—
	$(7,874)	$(269)	$(245)
Note:     The average income tax rates for the years ended December 31, 2024, 2023 and 2022 represent the weighted average tax rate of the operations in different jurisdictions on the basis of the relative amounts of loss before taxation and the relevant statutory rates.